Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Operating lease liability	$ 316,008	$ 546,022
Weighted average remaining lease term	1 year 3 months	2 years 3 months
Weighted average discount rate	5.00%	5.00%
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current	$ 297,394	$ 521,782